Cover	Jul. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 05, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-36341
Entity Registrant Name	V2X, Inc.
Entity Central Index Key	0001601548
Entity Tax Identification Number	38-3924636
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	2424 Garden of the Gods Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Colorado Springs
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80919
City Area Code	719
Local Phone Number	591-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 Per Share
Trading Symbol	VEC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Vectrus, Inc.